LOAN PAYABLE	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
10.	LOAN PAYABLE

On December 12, 2008, the Company entered into a financing agreement for the purchase of a bulldozer in the amount of $145,500. As discussed in Note 7, during the year ended December 31, 2011, the Company sold the bulldozer for $155,000. Upon receipt of the funds, the Company repaid the balance of the loan in the amount of $52,949. The sale resulted in a gain of $100,812 reported in the consolidated statements of operations.